INVENTORY (Tables)	6 Months Ended
Jul. 04, 2020
Inventories [Abstract]
Disclosure of inventory

(US $ millions)	Jul 4, 2020	Dec 31, 2019
Raw materials	$59	$62
Finished goods	65	81
Operating and maintenance supplies	84	87
	$208	$230